Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities

The following table presents the Company’s ROU assets and lease liabilities as of September 30, 2019:

Lease Classification	September 30, 2019
ROU Assets:
Operating	$1,214,482
Financing	1,096,472
Total ROU assets	$2,310,954
Liabilities
Current:
Operating	$987,833
Finance	627,620
Noncurrent:
Operating	812,801
Finance	411,103
Total lease liabilities	$2,839,357

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of September 30, 2019 by fiscal year are as follows:

Maturity of Lease Liabilities	Operating	Finance	Total
2019	$279,055	$180,753	$459,808
2020	1,128,294	633,130	1,761,424
2021	536,819	270,043	806,862
2022	40,080	41,961	82,041
2023	—	3,364	3,364
Thereafter	—	280	280
Total lease payments	1,984,248	1,129,531	3,113,779
Less: Interest	(183,614)	(90,808)	(274,422)
Present value of lease liabilities	$1,800,634	$1,038,723	$2,839,357

Schedule of Statement of Operations Classification of Lease Costs and Other Information

Statement of operations classification of lease costs are as follows:

		September 30, 2019
Lease Cost	Classification	Three months ended	Nine months ended
Operating	Operating expenses	$216,368	$655,963
Finance:
Amortization	Operating expenses	124,749	329,438
Interest expense	Other expenses	18,704	60,482
Total lease costs		$359,821	$1,045,883

Other Information	Total
Weighted average remaining lease term (in years)
Operating leases	1.9
Finance leases	1.8
Weighted average discount rate:
Operating leases	10.0%
Finance leases	9.2%

Schedule of Supplemental Cash Flow Information

Supplemental Cash Flow Information	Total
Cash paid for amounts included in the measurement of lease liabilities
Cash used in operating activities
Operating leases	$655,963
Finance leases	$60,482
Cash used in financing activities
Finance leases	$389,501
ROU assets obtained in exchange for lease obligations:
Finance leases	$592,014

Schedule of Future Minimum Lease Payments

Minimum lease payments for future years as of December 31, 2018 were as follows:

Year ending December 31,	Total
2019	$1,615,679
2020	1,534,204
2021	639,829
2022	40,080
2023 and thereafter	—
Total	$3,829,792